RELATED-PARTY TRANSACTIONS - Summary of Charges and Credits (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Credits (charges) included in:
Revenue	SFr 0.3	SFr 0.3	SFr 0.3
Direct costs	(1.6)	(2.4)	(1.1)
Personnel expenses	0.0	0.0	0.0
Included in operating (loss)	(1.3)	(2.1)	(0.8)
Finance expense	0.0	0.0	0.0
Finance income	0.0	0.0	0.0
Included in net (loss)	(1.3)	(2.1)	(0.8)
Property and equipment transfers in, net	0.0	0.0	0.0
LG
Credits (charges) included in:
Revenue	0.0	2.8	4.3
Direct costs	0.0	(1.3)	(1.2)
Personnel expenses	0.0	(15.9)	(18.6)
Other operating expenses	0.0	(116.9)	(118.1)
Included in operating (loss)	0.0	(131.3)	(133.6)
Finance expense	0.0	(1.5)	(1.7)
Finance income	0.0	3.0	2.1
Included in net (loss)	0.0	(129.8)	(133.2)
Property and equipment transfers in, net	SFr 0.0	SFr 11.3	SFr 23.7